Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Product Warranty Accrual Adjustment		$ 2,489
Transportation, warehousing, and repair costs			$ 5,052
Pending Litigation | Unfavorable Regulatory Action | Edmodo
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 14,625